Major Classes of Property, Plant and Equipment (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Property, Plant, and Equipment Disclosure [Line Items]
Land	$ 1,194,427	¥ 97,943,000	¥ 95,409,000
Buildings	4,310,805	353,486,000	337,619,000
Machinery and equipment	8,689,975	712,578,000	694,507,000
Construction in progress	267,037	21,897,000	20,220,000
Total	14,462,244	1,185,904,000	1,147,755,000
Less: accumulated depreciation and amortization	(8,003,024)	(656,248,000)	(639,368,000)
Net property, plant and equipment	$ 6,459,220	¥ 529,656,000	¥ 508,387,000	¥ 525,100,000